8. Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Abstract
Current expense									$ 2,546	$ 1,827	$ 1,464
Deferred income tax expense									78	2,120	1,097
Total income tax	$ 690	$ 687	$ 595	$ 652	$ 1,267	$ 1,177	$ 925	$ 578	$ 2,624	$ 3,947	$ 2,561